CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			99 Months Ended	108 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Research and development expenses, net	$ 935	$ 609	$ 1,483	$ 841	$ 247	$ 5,840	$ 6,775
General and administrative expenses	1,283	1,595	2,184	1,406	545	7,839	9,122
Operating loss	2,218	2,204	3,667	2,247	792	13,679	15,897
Financial income (expense), net	(58)	314	601	(128)	(117)	3,210	(3,268)
Net comprehensive loss	2,276	1,890	4,268	2,119	675	16,889	19,165
Deemed dividend	0	0	33	0	0	33	33
Net loss attributable to holders of ordinary shares	$ 2,276	$ 1,890	$ 4,301	$ 2,119	$ 675	$ 16,922	$ 19,198
Net basic and diluted loss per share (in dollars per share)	$ (0.16)	$ (0.16)	$ (0.35)	$ (0.18)	$ (0.06)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	14,620,558	12,319,003	12,458,874	11,920,562	11,420,369